Taxes	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Taxes

NOTE 12 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Bon Natural Life Limited (“Bon Natural Life”) is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Tea Essence Limited (“Tea Essence”) is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Tea Essence did not generate any assessable profits derived from Hong Kong sources for the years ended September 30, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s VIE, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In October 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by October 26, 2023.

CIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2020 and 2019 were reported at a blended reduced rate as a result of Xi’an App-chem being approved as a HNTE and enjoying a 15% reduced income tax rate, but subsidiaries of Xi’an App-chem are subject to a 25% income tax rate. The impact of the tax holidays noted above decreased foreign taxes by and $372,517 and $314,080 for the years ended September 30, 2020 and 2019, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.07 and $0.06 for the years ended September 30, 2020 and 2019, respectively.

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2020 and 2019:

	For the Years Ended September 30,
	2020	2019
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.0%	0.1%
Research and development deduction	(0.4)%	(1.9)%
Change in valuation allowance	0.6%	1.1%
Effective tax rate	15.2%	14.3%

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2020	2019
Current tax provision:
Cayman Islands	$-	$-
Hong Kong	-	-
China	564,013	432,343
	564,013	432,343
Deferred tax provision (benefit):
Cayman Islands	-	-
Hong Kong	-	-
China	(7,751)	(5,149)
	(7,751)	(5,149)
Income tax provision	$556,262	$427,194

Deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	September 30, 2020	September 30, 2019
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$370,184	$357,721
Less: valuation allowance	(321,125)	(318,572)
Deferred tax assets	$49,059	$39,149

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2020, all of the Company’s tax returns of its PRC subsidiary, its VIE and VIE’s subsidiaries remain open for statutory examination by PRC tax authorities.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2020	September 30, 2019
Income tax payable	$850,834	$233,526
Value added tax payable	3,463,146	1,259,006
Other taxes	88,645	84,644
Total taxes payable	$4,402,625	$1,577,176

As of September 30, 2020 and September 30, 2019, Company had accrued tax liabilities of approximately $4.4 million and $1.58 million, respectively, mostly related to the unpaid value added tax and income tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. For the year ended September 30, 2020, based on statutory penalty rate, the Company accrued and recorded penalty of $247,823 associated with unpaid VAT tax liabilities and penalty of $24,942 associated with unpaid income tax liabilities, which have been reflected in the consolidated statements of income and comprehensive income. For the $0.85 million income tax payable as of September 30, 2020, the Company expects to settle the liabilities in May 2021 when the 2020 annual income tax return is to be filed with local tax authority. For the unpaid VAT tax liabilities, management has discussed with local tax authorities and expects to settle the tax liabilities before September 30, 2021.